Basis of Presentation (Details) $ / shares in Units, R$ in Thousands, $ in Thousands			12 Months Ended
	Jan. 07, 2025 USD ($) $ / shares shares	Jan. 02, 2025 USD ($) $ / shares shares	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Mar. 20, 2025 $ / shares	Feb. 26, 2023 $ / shares	Dec. 31, 2022 BRL (R$)
Basis of Presentation [Line Items]
Par value (in Dollars per share) | $ / shares						$ 0.00001	$ 0.00001
Net loss			R$ 106,900	R$ 78,200	R$ 247,900
Working capital deficit			348,500	348,300
Shareholders’ deficit			(154,819)	(111,622)	(53,629)			R$ (94,961)
Current debt obligations outstanding			8,600	44,300
Cash and cash equivalents			R$ 13,451	R$ 18,035	R$ 11,398			R$ 8,015
Aggregate gross proceeds (in Dollars) | $	$ 2,875	$ 12,000
Purchase shares (in Shares) | shares	114,433	368,098
Conversion price (in Dollars per share) | $ / shares	$ 25.1	$ 32.6
Top of range [member]
Basis of Presentation [Line Items]
Number of outstanding shares (in Shares) | shares			100,326,678
Bottom of range [member]
Basis of Presentation [Line Items]
Number of outstanding shares (in Shares) | shares			10,032,710